IMPAIRMENT OF NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Statements Line Items
IMPAIRMENT OF NON-CURRENT ASSETS [Text Block]
10.	IMPAIRMENT OF NON-CURRENT ASSETS

The recoverable amounts of the Company’s CGUs, which include mining properties, plant and equipment are determined at the end of each reporting period, if impairment indicators are identified. In previous years, commodity price declines led the Company to determine there were impairment indicators and assessed the recoverable amounts of its CGUs. The recoverable amounts were based on each CGUs future cash flows expected to be derived from the Company’s mining properties and represent each CGU’s value in use. The cash flows were determined based on the life-of-mine after-tax cash flow forecast which incorporates management’s best estimates of future metal prices, production based on current estimates of recoverable reserves and resources, exploration potential, future operating costs and non-expansionary capital expenditures discounted at risk adjusted rates based on the CGUs weighted average cost of capital.

In previous years, the carrying values of the Guanaceví, El Cubo and Bolañitos CGUs, including associated deferred income tax estimates, were greater than their estimated recoverable amounts calculated on a discounted cash flow basis and impairments charges were recorded.

For the previously impaired CGU's any modest decrease in any one key assumption in isolation could cause the estimated recoverable amount to be less than or equal to the net carrying value. Other than timing of production based on the revised mine plans and associated changes in per-unit costs, Management’s long-term estimates have not significantly changed from the previous years.

As at December 31, 2018, the Company tested the recoverability of the Guanacevi CGU due to 2018 operational challenges and determined that no additional impairment was required.

As at December 31, 2018, the Company tested the recoverability of the El Compas mine CGU due to changes in resource estimates and determined that no impairment was required.